GOODWILL AND INTANGIBLE ASSETS (Schedule of Impairment Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	$ 1,408	$ 11,105
Immco Diagnostics Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	101	9,331
Trinity Biotech Manufacturing Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	(120)	1,500
Trinity Biotech Do Brasil [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	162	274
Primus Corp [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	916	0
Clark Laboratories Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	130	0
Biopool US Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	$ 219	$ 0